CONTRACTUAL OBLIGATIONS (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Newbuilding	Dec. 31, 2016 USD ($) Newbuilding	Dec. 31, 2015 USD ($)
Disclosure Of Contractual Commitments [Abstract]
Direct issuance costs for borrowings	$ 4.8	$ 2.0
Borrowing costs capitalized	$ 3.5	$ 1.3
Expected number of newbuildings to be delivered during 2018-2019 | Newbuilding	10	4
Average period of redelivery of vessels	5 years	9 years
Maximum mutually non-cancellable operating lease period	8 years
Lease expense for Charter hire	$ 8.5	$ 21.5	$ 12.0
Other operating lease expense	$ 2.3	$ 2.2
Average period until redelivery of the vessels	1 year 1 month 6 days	2 years 1 month 6 days